Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report – January 31, 2024 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (95.0%)
Armenia (2.9%)
Sovereign (2.9%)
Republic of Armenia Treasury Bond,
9.00%, 4/29/26	AMD	99,880	$241
9.25%, 4/29/28		1,221,820	2,905
9.60%, 10/29/33		2,505,588	5,907
9.75%, 10/29/50 - 10/29/52		694,472	1,610
			10,663
Benin (0.6%)
Sovereign (0.6%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	1,314	1,158
5.75%, 3/26/26		204	217
6.88%, 1/19/52		1,086	926
			2,301
Chile (1.7%)
Sovereign (1.7%)
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/1/28	CLP	3,520,000	3,804
5.30%, 11/1/37		2,410,000	2,585
			6,389
Colombia (5.7%)
Corporate Bond (0.3%)
Fideicomiso PA Costera,
6.25%, 1/15/34 (a)	COP	4,979,415	1,157

Sovereign (5.4%)
Colombian TES, Series B
5.75%, 11/3/27		24,995,000	5,806
6.00%, 4/28/28		8,982,000	2,084
7.00%, 6/30/32		15,440,600	3,431
7.75%, 9/18/30		6,916,000	1,667
Colombian TES,
7.00%, 3/26/31		8,239,000	1,876
Financiera de Desarrollo Territorial SA Findeter,
7.88%, 8/12/24 (a)		20,551,000	5,107
			19,971
			21,128
Czech Republic (4.2%)
Sovereign (4.2%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	57,320	2,114
2.00%, 10/13/33		117,440	4,379
2.75%, 7/23/29		214,430	8,930
			15,423
Dominican Republic (7.2%)
Sovereign (7.2%)
Dominican Republic Central Bank Note,
8.00%, 3/12/27 (a)	DOP	15,000	239
12.00%, 10/3/25 (a)		59,260	1,028
13.00%, 12/5/25 (a)		217,000	3,835
Dominican Republic International Bond,
8.00%, 1/15/27 - 2/12/27 (a)		114,000	1,820
11.25%, 9/15/35 (a)		261,150	4,791
12.00%, 8/8/25 (a)		262,700	4,546
12.75%, 9/23/29 (a)		357,200	6,763
13.63%, 2/3/33		160,750	3,320
			26,342
El Salvador (0.2%)
Sovereign (0.2%)
El Salvador Government International Bond,
5.88%, 1/30/25		$648	617

Honduras (0.0%)‡
Sovereign (0.0%)‡
Honduras Government International Bond,
7.50%, 3/15/24		92	92

Hungary (3.2%)
Sovereign (3.2%)
Hungary Government Bond,
2.25%, 4/20/33	HUF	438,100	921
3.00%, 10/27/27 - 4/25/41		2,685,730	6,014
3.25%, 10/22/31		687,060	1,631
4.00%, 4/28/51		139,450	272

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
4.50%, 5/27/32	HUF	110,380	$282
4.75%, 11/24/32		977,610	2,537
			11,657
India (4.3%)
Sovereign (4.3%)
India Government Bond,
7.10%, 4/18/29	INR	962,360	11,593
7.26%, 2/6/33		336,750	4,086
			15,679
Indonesia (10.1%)
Sovereign (10.1%)
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	114,953,000	7,226
7.00%, 9/15/30 - 2/15/33		142,861,000	9,290
7.13%, 6/15/42 - 6/15/43		83,550,000	5,439
7.38%, 5/15/48		7,875,000	527
7.50%, 6/15/35		83,000,000	5,591
8.38%, 4/15/39		65,600,000	4,759
8.75%, 5/15/31		58,978,000	4,193
			37,025
Jordan (0.7%)
Sovereign (0.7%)
Jordan Government International Bond,
4.95%, 7/7/25		2,735	2,635

Malaysia (5.9%)
Sovereign (5.9%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	6,289	1,304
3.76%, 5/22/40		60,220	12,245
4.07%, 6/15/50		3,400	705
4.23%, 6/30/31		29,504	6,432
4.70%, 10/15/42		3,900	891
			21,577
Mexico (5.4%)
Sovereign (5.4%)
Mexican Bonos,
7.50%, 6/3/27	MXN	50,000	2,752
7.75%, 5/29/31		133,000	7,151
8.50%, 5/31/29 - 11/18/38		117,679	6,601
Petroleos Mexicanos,
4.25%, 1/15/25		$1,850	1,811
6.88%, 10/16/25		1,720	1,708
			20,023
Panama (0.0%)‡
Sovereign (0.0%)‡
Panama Bonos del Tesoro,
6.38%, 7/25/33		118	111

Paraguay (0.7%)
Corporate Bond (0.7%)
Itau BBA International PLC,
0.00%, 2/19/30	PYG	18,493,970	2,703

Peru (8.9%)
Sovereign (8.9%)
Peru Government Bond,
5.94%, 2/12/29	PEN	81,570	21,873
6.15%, 8/12/32		15,580	4,033
6.35%, 8/12/28		10,000	2,741
7.30%, 8/12/33		14,016	3,890
			32,537
Romania (4.6%)
Sovereign (4.6%)
Romania Government Bond,
2.50%, 10/25/27	RON	31,700	6,092
4.25%, 4/28/36		8,910	1,600
4.75%, 2/24/25 - 10/11/34		29,455	6,217
5.80%, 7/26/27		9,410	2,028
8.75%, 10/30/28		3,970	951
			16,888
Serbia (3.2%)
Sovereign (3.2%)
Serbia Treasury Bonds,
4.50%, 8/20/32	RSD	869,800	7,250
7.00%, 10/26/31		454,530	4,464
			11,714
South Africa (11.0%)
Sovereign (11.0%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	72,930	3,595
8.75%, 1/31/44		336,800	13,305

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Sovereign (cont’d)
9.00%, 1/31/40	ZAR	343,230	$14,279
10.50%, 12/21/26 - 12/21/26		164,400	9,187
			40,366
Supranational (0.1%)
Sovereign (0.1%)
International Finance Corp.,
16.00%, 2/21/25	UZS	7,000,000	567

Suriname (1.1%)
Sovereign (1.1%)
Suriname Government International Bond,
7.95%, 7/15/33 (a)		$3,225	2,762
9.00%, 12/31/50 (a)(b)		1,656	1,118
			3,880
Thailand (3.2%)
Sovereign (3.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	70,000	1,746
1.60%, 12/17/29 - 6/17/35		70,328	1,839
1.88%, 6/17/49		50,000	1,045
2.00%, 6/17/42		226,000	5,487
3.30%, 6/17/38		50,000	1,477
			11,594
Turkey (0.6%)
Sovereign (0.6%)
Turkiye Government Bond,
17.30%, 7/19/28	TRY	52,600	1,346
26.20%, 10/5/33		30,000	995
			2,341
Uruguay (3.9%)
Sovereign (3.9%)
Uruguay Government International Bond,
3.88%, 7/2/40	UYU	154,917	4,246
8.25%, 5/21/31		48,060	1,162
8.50%, 3/15/28 (a)		69,890	1,745
9.75%, 7/20/33		270,166	7,139
			14,292
Uzbekistan (4.8%)
Corporate Bonds (1.4%)
Ipoteka-Bank ATIB,
16.00%, 4/16/24	UZS	10,170,000	817
Uzbek Industrial & Construction Bank ATB via Daryo Finance BV,
18.75%, 6/15/25		48,515,300	4,116
			4,933
Senior Loan Interests (1.2%)
Europe Asia Investment Finance BV,
18.70%, 7/21/26		51,573,170	4,375

Sovereign (2.2%)
Republic of Uzbekistan International Bond,
14.00%, 7/19/24		45,910,000	3,715
16.25%, 10/12/26		55,720,000	4,508
			8,223
			17,531
Venezuela (0.2%)
Sovereign (0.2%)
Venezuela Government International Bond,
7.00%, 3/31/38 (c)(d)(e)		$205	32
7.65%, 4/21/25 (c)(d)(e)		593	89
8.25%, 10/13/24 (c)(d)(e)		899	133
9.00%, 5/7/23 (c)(d)(e)		307	45
9.25%, 9/15/27 - 5/7/28 (c)(d)(e)		1,347	236
9.38%, 1/13/34 (c)(d)(e)		108	19
11.75%, 10/21/26 (c)(d)(e)		138	26
			580
Zambia (0.6%)
Sovereign (0.6%)
Zambia Government Bond,
11.00%, 1/25/26 - 6/28/26	ZMW	44,154	1,462
12.00%, 6/28/28 - 11/29/28		9,000	238
13.00%, 1/25/31		15,270	370
13.00%, 12/27/31		1,070	25
14.00%, 4/24/32		3,515	84
			2,179
Total Fixed Income Securities (Cost $364,726)			348,834
Short-Term Investments (4.9%)

U.S. Treasury Security (2.5%)
U.S. Treasury Bill, 5.53%, 5/2/24 (Cost $9,202) (f)	$9,308	9,205

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

	Shares	Value (000)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (g) (Cost $8,927)	8,927,143	$8,927
Total Short-Term Investments (Cost $18,129)		18,132
TOTAL INVESTMENTS EXCLUDING PURCHASED OPTIONS (99.9%)(Cost $382,855)		366,966
TOTAL PURCHASED OPTIONS OUTSTANDING (0.1%) (Cost $176)		228
TOTAL INVESTMENTS (100%) (Cost $383,031)(h)(i)		367,194
LIABILITIES IN EXCESS OF OTHER ASSETS		(13,784)
NET ASSETS		353,410

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	All or a portion of the security is subject to delayed delivery.
(f)	Rate shown is the yield to maturity at January 31, 2024.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. January 31, 2024, advisory fees paid were reduced by $12,000 relating to the Fund's investment in the Liquidity Fund.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2024, the Fund did not engage in any cross-trade transactions.
(i)	At January 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,470,000 and the aggregate gross unrealized depreciation is approximately $32,440,000, resulting in net unrealized depreciation of approximately $15,970,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2024:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.		$481	TRY	17,879	9/23/24	$(16)
Bank of America NA		$1,569	MXN	27,350	3/20/24	8
Bank of America NA	UYU	129,930		$3,196	3/20/24	(111)
Barclays Bank PLC	MYR	980		$211	2/13/24	4
Barclays Bank PLC	MYR	1,700		$366	3/20/24	5
Barclays Bank PLC	TRY	69,301		$1,809	9/20/24	(2)
Barclays Bank PLC	TRY	16,168		$460	6/21/24	(1)
Barclays Bank PLC	TRY	17,879		$466	9/23/24	— @
Barclays Bank PLC		$10,288	IDR	161,852,300	3/20/24	(39)
Barclays Bank PLC		$991	MYR	4,594	2/13/24	(20)
Barclays Bank PLC		$1,094	MYR	5,066	2/13/24	(22)
Barclays Bank PLC		$12,029	MYR	55,890	3/20/24	(179)
Barclays Bank PLC		$1,892	TRY	69,301	9/20/24	(81)
Barclays Bank PLC		$478	TRY	16,168	6/21/24	(16)
Barclays Bank PLC		$4,296	TRY	167,216	12/16/24	(269)
Barclays Bank PLC		$2,857	TRY	97,185	6/20/24	(77)
Barclays Bank PLC		$1,537	TRY	66,738	1/29/25	8
Barclays Bank PLC		$420	ZAR	7,829	3/20/24	(4)
BNP Paribas SA	BRL	158,073		$32,110	2/2/24	205
BNP Paribas SA	BRL	29,896		$6,073	2/2/24	39
BNP Paribas SA	BRL	15,170		$3,052	5/3/24	19
BNP Paribas SA	BRL	1,740		$351	2/2/24	— @
BNP Paribas SA	BRL	15,170		$3,062	2/2/24	1
BNP Paribas SA	EUR	1,307	HUF	499,500	4/11/24	(19)
BNP Paribas SA		$358	BRL	1,740	2/2/24	(6)
BNP Paribas SA		$3,082	BRL	15,170	2/2/24	(20)
BNP Paribas SA		$6,015	BRL	29,896	5/3/24	(38)
BNP Paribas SA		$31,805	BRL	158,073	5/3/24	(199)
BNP Paribas SA		$1,005	BRL	5,010	4/2/24	— @
BNP Paribas SA		$31,911	BRL	158,073	2/2/24	(6)
BNP Paribas SA		$6,035	BRL	29,896	2/2/24	(1)
BNP Paribas SA		$456	CLP	396,000	3/20/24	(32)
BNP Paribas SA		$16,848	EUR	15,500	2/9/24	(92)
BNP Paribas SA		$110	ZAR	2,090	3/20/24	1
BNP Paribas SA	ZAR	40,334		$2,131	3/20/24	(14)
BNP Paribas SA	ZAR	27,303		$1,443	3/20/24	(10)
BNP Paribas SA	ZAR	6,181		$327	3/20/24	(2)
Citibank NA	AMD	74,630		$187	9/6/24	7
Citibank NA	AMD	225,194		$554	9/16/24	11

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	919		$1,005	2/9/24	$12
Citibank NA	EUR	1,354		$1,472	2/9/24	9
Citibank NA	EUR	2,790		$3,040	2/9/24	25
Citibank NA	PEN	4,440		$1,172	3/20/24	6
Citibank NA	PEN	21,170		$5,588	3/20/24	30
Citibank NA	RON	15,800	EUR	3,164	3/20/24	(4)
Citibank NA		$1,154	UYU	45,500	3/20/24	4
Citibank NA		$1,154	UYU	45,500	3/20/24	4
Citibank NA		$983	UYU	38,930	3/20/24	8
Citibank NA		$263	ZAR	5,019	3/20/24	4
Citibank NA		$66	ZAR	1,276	3/20/24	1
Citibank NA	ZAR	96,859		$5,079	3/20/24	(74)
Citibank NA	ZAR	14,844		$778	3/20/24	(11)
Citibank NA	ZAR	65,565		$3,438	3/20/24	(50)
Citibank NA	ZAR	3,799		$198	3/20/24	(4)
Citibank NA	ZAR	24,787		$1,291	3/20/24	(28)
Citibank NA	ZAR	16,778		$874	3/20/24	(19)
Citibank NA	ZAR	20,000		$1,077	3/20/24	13
Credit Agricole CIB	MYR	1,080		$233	2/13/24	5
Goldman Sachs International	CNH	83,300		$11,746	3/20/24	124
Goldman Sachs International	COP	2,765,250		$679	3/20/24	(25)
Goldman Sachs International	COP	15,751,829		$3,868	3/20/24	(143)
Goldman Sachs International	COP	4,003,100		$1,013	3/20/24	(6)
Goldman Sachs International	CZK	24,000		$1,058	3/20/24	15
Goldman Sachs International	PEN	19,839		$5,218	3/20/24	9
Goldman Sachs International	PEN	4,162		$1,095	3/20/24	2
Goldman Sachs International	RON	2,059	EUR	412	3/20/24	(1)
Goldman Sachs International	RON	772	EUR	155	3/20/24	(— @)
Goldman Sachs International		$15,197	CNH	107,775	3/20/24	(161)
Goldman Sachs International		$19,633	MXN	347,432	3/20/24	396
Goldman Sachs International		$19,902	MXN	352,186	3/20/24	401
Goldman Sachs International		$1,058	TRY	38,809	9/20/24	(44)
Goldman Sachs International		$306	UZS	3,881,612	2/26/24	4
Goldman Sachs International		$371	UZS	4,690,000	2/26/24	3
Goldman Sachs International	ZAR	28,745		$1,495	3/20/24	(34)
HSBC Bank PLC	EUR	1,199	HUF	458,500	4/11/24	(16)
HSBC Bank PLC	EUR	1,385	HUF	542,395	2/29/24	24
HSBC Bank PLC	IDR	26,731,000		$1,710	3/20/24	17
HSBC Bank PLC	IDR	59,758,785		$3,823	3/20/24	39
HSBC Bank PLC	THB	31,000		$890	3/20/24	13

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
HSBC Bank PLC	THB	222,900		$6,354	3/20/24	$49
HSBC Bank PLC	TRY	48,200		$1,544	3/8/24	7
HSBC Bank PLC		$2,851	IDR	44,561,673	3/20/24	(29)
HSBC Bank PLC		$80	THB	2,800	3/20/24	(1)
HSBC Bank PLC		$23,207	THB	808,012	3/20/24	(348)
HSBC Bank PLC		$1,026	TRY	32,011	3/8/24	(5)
HSBC Bank PLC		$1,165	TRY	36,343	3/8/24	(5)
HSBC Bank PLC		$876	TRY	31,855	9/20/24	(43)
HSBC Bank PLC		$68	ZAR	1,301	3/20/24	2
HSBC Bank PLC	ZAR	16,884		$879	3/20/24	(20)
HSBC Bank PLC	ZAR	3,823		$199	3/20/24	(4)
HSBC Bank PLC	ZAR	24,943		$1,298	3/20/24	(29)
ICBC Standard Bank PLC		$481	UZS	6,241,388	5/14/24	3
JPMorgan Chase Bank NA	BRL	15,170		$3,130	2/2/24	69
JPMorgan Chase Bank NA	BRL	29,896		$6,035	2/2/24	1
JPMorgan Chase Bank NA	BRL	156,333		$31,560	2/2/24	6
JPMorgan Chase Bank NA	EUR	5,348	HUF	2,054,594	4/11/24	(48)
JPMorgan Chase Bank NA	EUR	2,425	HUF	925,022	2/20/24	(23)
JPMorgan Chase Bank NA	EUR	829	HUF	321,979	3/1/24	7
JPMorgan Chase Bank NA	KRW	4,795,000		$3,685	3/20/24	83
JPMorgan Chase Bank NA	MXN	29,600		$1,719	3/20/24	12
JPMorgan Chase Bank NA	PEN	2,300		$614	3/20/24	10
JPMorgan Chase Bank NA	TRY	28,567		$887	3/20/24	(12)
JPMorgan Chase Bank NA		$32,261	BRL	156,333	2/2/24	(707)
JPMorgan Chase Bank NA		$6,169	BRL	29,896	2/2/24	(135)
JPMorgan Chase Bank NA		$3,062	BRL	15,170	2/2/24	(1)
JPMorgan Chase Bank NA		$20,257	KRW	26,357,000	3/20/24	(458)
JPMorgan Chase Bank NA		$140	NGN	118,852	6/20/24	(65)
JPMorgan Chase Bank NA		$15,932	SGD	21,280	2/26/24	(52)
JPMorgan Chase Bank NA		$3,321	SGD	4,398	2/26/24	(39)
JPMorgan Chase Bank NA		$915	TRY	28,567	3/20/24	(16)
JPMorgan Chase Bank NA		$1,839	UZS	23,672,156	4/19/24	15
JPMorgan Chase Bank NA		$573	UZS	7,827,844	11/1/24	(1)
JPMorgan Chase Bank NA		$503	UZS	7,044,984	1/6/25	— @
JPMorgan Chase Bank NA		$349	UZS	4,745,798	10/22/24	(1)
JPMorgan Chase Bank NA		$349	UZS	4,763,246	10/24/24	— @
JPMorgan Chase Bank NA	ZAR	16,700		$893	3/20/24	5
Royal Bank of Canada	EUR	23,573	PLN	102,973	3/20/24	176
Royal Bank of Canada	EUR	690	PLN	3,000	3/20/24	2
Standard Chartered Bank	CZK	24,520	EUR	1,000	3/20/24	17

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Standard Chartered Bank	EUR	6,509	CZK	159,598	3/20/24	$(110)
Standard Chartered Bank	EUR	180	RON	900	3/20/24	— @
Standard Chartered Bank	EUR	921		$1,001	2/9/24	6
Standard Chartered Bank	PEN	7,952		$2,101	3/20/24	13
Standard Chartered Bank	PEN	37,911		$10,016	3/20/24	62
Standard Chartered Bank		$4,659	PEN	17,636	3/20/24	(29)
Standard Chartered Bank		$90	PEN	340	3/20/24	(1)
Standard Chartered Bank		$2,869	UZS	36,224,675	2/15/24	33
State Street Bank and Trust Co.	EUR	188		$206	2/9/24	3
State Street Bank and Trust Co.	EUR	378		$414	2/9/24	6
State Street Bank and Trust Co.	EUR	189		$207	2/9/24	3
State Street Bank and Trust Co.	EUR	1,176		$1,290	2/9/24	19
State Street Bank and Trust Co.	EUR	1,896		$2,080	2/9/24	31
State Street Bank and Trust Co.	EUR	189		$207	2/9/24	3
State Street Bank and Trust Co.	EUR	378		$414	2/9/24	6
State Street Bank and Trust Co.	EUR	1,176		$1,290	2/9/24	19
State Street Bank and Trust Co.	EUR	1,896		$2,080	2/9/24	30
State Street Bank and Trust Co.	EUR	1,883		$2,065	2/9/24	30
State Street Bank and Trust Co.	EUR	375		$411	2/9/24	6
State Street Bank and Trust Co.	EUR	1,168		$1,281	2/9/24	18
State Street Bank and Trust Co.		$5,120	EUR	4,667	2/9/24	(75)
State Street Bank and Trust Co.		$4,809	EUR	4,385	2/9/24	(69)
State Street Bank and Trust Co.		$5,433	EUR	4,954	2/9/24	(78)
UBS AG	CLP	1,141,030		$1,286	3/20/24	63
UBS AG	CLP	2,466,386		$2,780	3/20/24	137
UBS AG	EUR	1,394	CZK	34,190	3/20/24	(24)
UBS AG	EUR	5,172	HUF	1,999,630	3/20/24	4
UBS AG	EUR	6,111	HUF	2,362,800	3/20/24	5
UBS AG	EUR	2,094	HUF	813,165	2/29/24	17
UBS AG	EUR	3,885	PLN	16,970	3/20/24	29
UBS AG	HUF	2,172,149	EUR	5,618	3/20/24	(5)
UBS AG	PEN	13,232		$3,495	3/20/24	20
UBS AG	PEN	2,775		$733	3/20/24	4
UBS AG	PLN	13,900	EUR	3,182	3/20/24	(24)
UBS AG		$3,750	CLP	3,326,715	3/20/24	(185)
UBS AG		$876	TRY	31,855	9/20/24	(43)
UBS AG		$223	ZAR	4,259	3/20/24	4
UBS AG	ZAR	150,434		$7,863	3/20/24	(140)
						$(2,210)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Put Options Purchased:

The Fund had the following put options purchased open at January 31, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	85.50	Jan–29	9,800,000	$9,800	$106	$81	$26
JPMorgan Chase Bank NA	USD/CNH	CNH	85.50	Jan–29	11,200,000	11,200	122	95	27
							$228	$176	$53

Futures Contracts:
The Fund had the following futures contracts open at January 31, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
Euro-Buxl 30 yr. Bond (Germany)	3	Mar-24	EUR	(300)	$(446)	$— @
German Euro-Bund Index (Germany)	6	Mar-24		(600)	(881)	(10)
U.S. Treasury 5 yr. Note (United States)	35	Mar-24		$(3,500)	(3,794)	(81)
U.S. Treasury 10 yr. Note (United States)	2	Mar-24		(200)	(224)	(7)
						$(98)

Centrally Cleared Interest Rate Swap Agreements:
The Fund had the following centrally cleared interest rate swap agreements open at January 31, 2024:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.21%	Monthly/Monthly	7/13/33	MXN	90,000	$(153)	$—	$(153)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	8.73	Monthly/Monthly	4/17/28		17,300	(3)	—	(3)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	9.14	Monthly/Monthly	9/4/28		170,000	151	—	151
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	9.19	Monthly/Monthly	2/18/28		19,700	13	—	13
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	10.80	Monthly/Monthly	1/8/25		790,350	(21)	—	(21)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	10.82	Monthly/Monthly	1/7/25		895,840	(15)	—	(15)
Morgan Stanley & Co. LLC	1 Month TIIE	Receive	10.88	Monthly/Monthly	1/6/25		326,310	4	—	4
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	3.32	Quarterly/ Quarterly	6/21/33	KRW	3,131,000	21	—	21
Morgan Stanley & Co. LLC	3 Month KSDA	Receive	3.59	Quarterly/ Quarterly	9/20/33		7,265,000	180	—	180
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	5.56	Semi-Annual/Semi-Annual	12/20/33	CLP	1,900,000	(22)	—	(22)

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	6 Month CLICP	Pay	5.23%	Semi-Annual/Semi-Annual	9/20/33		$8,037,300	(10)	$—	$(10)
Morgan Stanley & Co. LLC	6 Month PRIBO	Receive	3.94	Semi-Annual/Semi-Annual	9/20/33	CZK	24,972	18	—	18
Morgan Stanley & Co. LLC	6 Month PRIBO	Receive	3.96	Semi-Annual/Semi-Annual	9/20/33		49,943	39	—	39
Morgan Stanley & Co. LLC	6 Month PRIBO	Receive	3.96	Semi-Annual/Semi-Annual	9/20/33		75,085	60	—	60
Morgan Stanley & Co. LLC	6 Month PRIBO	Receive	3.96	Semi-Annual/Semi-Annual	9/20/33		20,700	16	—	16
Morgan Stanley & Co. LLC	6 Month PRIBO	Receive	4.15	Semi-Annual/Semi-Annual	9/20/28		37,900	22	—	22
Morgan Stanley & Co. LLC	6 Month PRIBO	Receive	4.33	Semi-Annual/Semi-Annual	12/20/33		13,430	34	—	34
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	6.02	Annual/Semi-Annual	12/21/27	PLN	10,000	(124)	—	(124)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.85	Annual/Semi-Annual	12/21/32		9,110	(208)	—	(208)
Morgan Stanley & Co. LLC	6 Month WIBOR	Pay	5.56	Annual/Semi-Annual	12/21/27		13,330	(111)	—	(111)
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	5.16	Semi-Annual/Semi-Annual	6/21/28		17,000	204	—	204
Morgan Stanley & Co. LLC	6 Month WIBOR	Receive	5.26	Semi-Annual/Semi-Annual	6/12/28		40,000	522	—	522
Morgan Stanley & Co. LLC	BRL-CDI	Receive	9.70	Maturity/Maturity	1/4/27	BRL	20,700	(11)	—	(11)
Morgan Stanley & Co. LLC	BRL-CDI	Receive	9.88	Maturity/Maturity	1/4/27		15,600	11	—	11
Morgan Stanley & Co. LLC	BRL-CDI	Receive	10.31	Annual/Maturity	1/2/25		27,500	4	—	4
Morgan Stanley & Co. LLC	BRL-CDI	Receive	10.55	Annual/Maturity	1/2/25		23,911	(7)	—	(7)
Morgan Stanley & Co. LLC	BRL-CDI	Receive	10.56	Annual/Maturity	1/2/25		51,089	(15)	—	(15)
Morgan Stanley & Co. LLC	BRL-CDI	Receive	10.92	Annual/Maturity	1/2/25		40,850	46	—	46
Morgan Stanley & Co. LLC	BRL-CDI	Receive	11.00	Annual/Maturity	1/2/25		162,000	167	—	167
Morgan Stanley & Co. LLC	BRL-CDI	Receive	11.29	Annual/Maturity	7/1/24		168,200	(49)	—	(49)
Morgan Stanley & Co. LLC	CNRR	Receive	2.22	Quarterly/ Quarterly	3/20/29	CNY	10,700	6	—	6
Morgan Stanley & Co. LLC	CNRR	Receive	2.29	Quarterly/ Quarterly	9/20/28		161,600	193	—	193

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	CNRR	Receive	2.35%	Quarterly/ Quarterly	3/20/29		12,000	$17	$—	$17
Morgan Stanley & Co. LLC	CNRR	Receive	2.39	Quarterly/ Quarterly	12/20/28		17,330	31	—	31
Morgan Stanley & Co. LLC	CNRR	Receive	2.42	Quarterly/ Quarterly	12/21/27		134,000	257	—	257
Morgan Stanley & Co. LLC	CNRR	Receive	2.43	Quarterly/ Quarterly	9/20/28		5,000	10	—	10
Morgan Stanley & Co. LLC	CNRR	Receive	2.44	Quarterly/ Quarterly	12/20/28		89,100	187	—	187
Morgan Stanley & Co. LLC	CNRR	Receive	2.48	Quarterly/ Quarterly	9/20/28		14,400	34	—	34
Morgan Stanley & Co. LLC	CPIBR	Receive	8.91	Quarterly/ Quarterly	12/20/33	COP	5,699,000	148	—	148
Morgan Stanley & Co. LLC	MIBOR	Receive	6.73	Semi-Annual/Semi-Annual	12/20/25	INR	1,917,000	179	—	179
Morgan Stanley & Co. LLC	MIBOR	Receive	6.74	Semi-Annual/Semi-Annual	12/20/25		526,000	51	—	51
Morgan Stanley & Co. LLC	THOR	Receive	2.68	Quarterly/ Quarterly	6/21/33	THB	120,000	18	—	18
Morgan Stanley & Co. LLC	THOR	Receive	2.95	Quarterly/ Quarterly	12/20/28		251,200	228	—	228
								$2,122	$—	$2,122

@	Value is less than $500.
AMD	— Armenian Dram
BRL	— Brazilian Real
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

First Quarter Report − January 31, 2024 (unaudited)

Portfolio of Investments (cont'd)

PYG	— Paraguay Guarani
RON	— Romanian New Leu
RSD	— Serbia Dinar
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
ZAR	— South African Rand
ZMW	— Zambian Kwacha

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	91.5%
Other*	8.5
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open short futures contracts with a value of approximately $5,345,000 and net unrealized depreciation of approximately $98,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $2,210,000. Also does not include open swap agreements with net unrealized appreciation of approximately $2,122,000.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

January 31, 2024 (unaudited)

Notes to Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (“the Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”)(the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) over-the-counter (“OTC”) swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

January 31, 2024 (unaudited)

Notes to Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.

January 31, 2024 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Assets:
Fixed Income Securities
Corporate Bonds	$—	$8,793	$—	$8,793
Senior Loan Interests	—	4,375	—	4,375
Sovereign	—	335,666	—	335,666
Total Fixed Income Securities	—	348,834	—	348,834
Put Options Purchased	$—	$228	$—	$228
Short-Term Investments
U.S. Treasury Security	—	9,205	—	9,205
Investment Company	8,927	—	—	8,927
Total Short-Term Investments	8,927	9,205	—	18,132
Foreign Currency Forward Exchange Contracts	—	2,511	—	2,511
Future Contract	—	—	—	—
Centrally Cleared Interest Rate Swap Agreements	—	2,871	—	2,871
Total Assets	$8,927	$363,649	$—	$372,576
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4,721)	—	(4,721)
Futures Contracts	(98)	—	—	(98)
Centrally Cleared Interest Rate Swap Agreements	—	(749)	—	(749)
Total Liabilities	(98)	(5,470)	—	(5,568)
Total	$8,829	$358,179	$—	$367,008

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.